Note 14 - Revenue (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue
The following table presents revenue from contracts with customers for the three and six months ended June 30, 2020 and 2019:

	Three Months Ended June 30, 2020			Three Months Ended June 30, 2019
	United States	International	Total	United States	International	Total
Product	$63,076	$6,265	$69,341	$120,488	$100,179	$220,667
License fees	—	—	—	6,250	60,558	66,808
Other Revenue	711	13,249	13,960	—	29,501	29,501
	$63,787	$19,514	$83,301	$126,738	$190,238	$316,976

	Six Months Ended June 30, 2020			Six Months Ended June 30, 2019
	United States	International	Total	United States	International	Total
Product	$96,730	$47,170	$143,900	$138,167	$147,065	$285,232
License fees	10,000	—	10,000	12,500	160,558	173,058
Other Revenue	1,252	76,741	77,993	—	36,649	36,649
	$107,982	$123,911	$231,893	$150,667	$344,272	$494,939

The disaggregation of revenue is based on geographical region. The following table presents revenue from contracts with customers for the years ended December 31, 2019 and 2018:

	Year ended December 31, 2019			Year ended December 31, 2018
	United States	International	Total	United States	International	Total
Product	$277,527	$367,642	$645,169	$209,842	$739,759	$949,601
License fees	125,000	190,557	315,557	25,000	794,696	819,696
Other Revenue	2,450	65,554	68,004	—	80,763	80,763
	$404,977	$623,753	$1,028,730	$234,842	$1,615,218	$1,850,060